Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000023849 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023849 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023849 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023849 | Voya VACS Series EMCD Fund___BNY-92913M302
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023849 | Uniform Mortgage-Backed Securities_5.0__BNY-31418EJ76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023849 | Uniform Mortgage-Backed Securities_2.0__BNY-01F020687
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023849 | Ginnie Mae_2.5__BNY-21H022671
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023849 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023849 | Freddie Mac REMIC Trust_4.5_Class ZX_BNY-3137B4Q66
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023849 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023849 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000023849 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023849 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023849 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000023849 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023849 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000023849 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000023849 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000023849 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000028784 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028784 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028784 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028784 | Voya VACS Series EMCD Fund___BNY-92913M302
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028784 | Uniform Mortgage-Backed Securities_5.0__BNY-31418EJ76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028784 | Uniform Mortgage-Backed Securities_2.0__BNY-01F020687
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028784 | Ginnie Mae_2.5__BNY-21H022671
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028784 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028784 | Freddie Mac REMIC Trust_4.5_Class ZX_BNY-3137B4Q66
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028784 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028784 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028784 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028784 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028784 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028784 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000028784 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028784 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028784 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028784 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000028785 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028785 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028785 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028785 | Voya VACS Series EMCD Fund___BNY-92913M302
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028785 | Uniform Mortgage-Backed Securities_5.0__BNY-31418EJ76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028785 | Uniform Mortgage-Backed Securities_2.0__BNY-01F020687
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028785 | Ginnie Mae_2.5__BNY-21H022671
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028785 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028785 | Freddie Mac REMIC Trust_4.5_Class ZX_BNY-3137B4Q66
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028785 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028785 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028785 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028785 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028785 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028785 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000028785 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028785 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028785 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028785 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000074893 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074893 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074893 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074893 | Voya VACS Series EMCD Fund___BNY-92913M302
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074893 | Uniform Mortgage-Backed Securities_5.0__BNY-31418EJ76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074893 | Uniform Mortgage-Backed Securities_2.0__BNY-01F020687
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074893 | Ginnie Mae_2.5__BNY-21H022671
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074893 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074893 | Freddie Mac REMIC Trust_4.5_Class ZX_BNY-3137B4Q66
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074893 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074893 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000074893 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074893 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074893 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000074893 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000074893 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000074893 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000074893 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000074893 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.60%